Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts		¥ (159,045)	¥ (24,031)	¥ (226,788)
Trading account securities, excluding derivatives		924,418	192,931	153,674
Trading account profits (losses)—net		765,373	168,900	(73,114)
Foreign exchange derivative contracts	[1]	(434,052)	(354,401)	(159,986)
Net trading gains (losses)		¥ 331,321	¥ (185,501)	¥ (233,100)

[1]	Losses on foreign exchange derivative contracts are included in Foreign exchange losses—net in the accompanying consolidated statements of income. Foreign exchange losses—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.